DECHERT
                         TEN POST OFFICE SQUARE -- SOUTH
                        BOSTON, MASSACHUSETTS 02109-4603


                                   May 3, 2002


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Weiss Fund
         File Nos. 33-95688 and 811-09084

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of The Weiss Fund (the "Trust") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A ("PEA 13") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 13. I hereby further certify that PEA 13 was filed electronically with the Commission on April 30, 2002 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7122 or John V. O'Hanlon at (617) 728-7111 if you have any questions.


                                                  Very truly yours,


                                              /s/ Christopher Sechler
                                                  Christopher Sechler


cc:      John V. O'Hanlon, Esq.
         Dana Nicholas, Weiss Money Management, Inc.